Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of detailed information about key assumptions for the CGU's [Table Text Block]
	2023	2022
Long-term gold price (per ounce)	US$1,754	US$1,645
Long-term silver price (per ounce)	US$23	US$21
Post-tax real discount rate	5.0%	5.3%